Loan Operations and Lease Operations Portfolio - Summary of Composition of the Allowance for Loan and Lease Losses by Type of Assessment for Objective Evidence of Impairment (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	R$ 493,367	R$ 490,366
Allowance for loan and lease losses	27,895	26,972	R$ 26,844	R$ 22,392
Corporate loans [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	107,617	121,754
Allowance for loan and lease losses	6,958	5,862	6,459	3,114
Corporate loans [member] | Individually evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	107,617	121,754
Allowance for loan and lease losses	6,958	5,862
Small and medium businesses [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	59,453	58,935
Allowance for loan and lease losses	3,819	4,743	4,809	5,158
Foreign loans - Latin America [Member] | Foreign [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	136,144	126,530
Allowance for loan and lease losses	4,126	2,108	859	735
Individuals [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	190,153	183,147
Allowance for loan and lease losses	12,992	14,259	14,717	13,385
Individuals [Member] | Collectively evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	190,153	183,147
Allowance for loan and lease losses	12,992	14,259
Individuals [Member] | Vehicles [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	14,083	15,434
Allowance for loan and lease losses	550	644	874	1,469
Individuals [Member] | Vehicles [member] | Collectively evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	14,083	15,434
Allowance for loan and lease losses	550	644
Individuals [Member] | Credit Card [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	66,650	59,022
Allowance for loan and lease losses	3,469	3,693	4,141	3,740
Individuals [Member] | Credit Card [Member] | Collectively evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	66,650	59,022
Allowance for loan and lease losses	3,469	3,693
Individuals [Member] | Personal loan [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	25,193	25,813
Allowance for loan and lease losses	6,844	7,756	8,330	7,024
Individuals [Member] | Personal loan [Member] | Collectively evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	25,193	25,813
Allowance for loan and lease losses	6,844	7,756
Individuals [Member] | Payroll loans [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	44,419	44,636
Allowance for loan and lease losses	2,082	2,108	1,319	1,107
Individuals [Member] | Payroll loans [Member] | Collectively evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	44,419	44,636
Allowance for loan and lease losses	2,082	2,108
Individuals [Member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	39,808	38,242
Allowance for loan and lease losses	47	58	R$ 53	R$ 45
Individuals [Member] | Mortgages [member] | Collectively evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	39,808	38,242
Allowance for loan and lease losses	47	58
Financial instruments credit-impaired [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	30,017	30,317
Allowance for loan and lease losses	15,913	15,357
Financial instruments credit-impaired [member] | Corporate loans [member] | Individually evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	14,615	14,138
Allowance for loan and lease losses	6,509	5,351
Financial instruments credit-impaired [member] | Small and medium businesses [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	2,895	3,646
Allowance for loan and lease losses	1,904	2,523
Financial instruments credit-impaired [member] | Foreign loans - Latin America [Member] | Foreign [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	2,665	1,770
Allowance for loan and lease losses	1,409	727
Financial instruments credit-impaired [member] | Individuals [Member] | Collectively evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	9,842	10,763
Allowance for loan and lease losses	6,091	6,756
Financial instruments credit-impaired [member] | Individuals [Member] | Vehicles [member] | Collectively evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	476	591
Allowance for loan and lease losses	278	326
Financial instruments credit-impaired [member] | Individuals [Member] | Credit Card [Member] | Collectively evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	3,421	3,512
Allowance for loan and lease losses	2,040	2,150
Financial instruments credit-impaired [member] | Individuals [Member] | Personal loan [Member] | Collectively evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	4,058	4,837
Allowance for loan and lease losses	2,777	3,302
Financial instruments credit-impaired [member] | Individuals [Member] | Payroll loans [Member] | Collectively evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	1,470	1,431
Allowance for loan and lease losses	973	954
Financial instruments credit-impaired [member] | Individuals [Member] | Mortgages [member] | Collectively evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	417	392
Allowance for loan and lease losses	23	24
Financial instruments not credit-impaired [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	463,350	460,049
Allowance for loan and lease losses	11,982	11,615
Financial instruments not credit-impaired [member] | Corporate loans [member] | Individually evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	93,002	107,616
Allowance for loan and lease losses	449	511
Financial instruments not credit-impaired [member] | Small and medium businesses [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	56,558	55,289
Allowance for loan and lease losses	1,915	2,220
Financial instruments not credit-impaired [member] | Foreign loans - Latin America [Member] | Foreign [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	133,479	124,760
Allowance for loan and lease losses	2,717	1,381
Financial instruments not credit-impaired [member] | Individuals [Member] | Collectively evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	180,311	172,384
Allowance for loan and lease losses	6,901	7,503
Financial instruments not credit-impaired [member] | Individuals [Member] | Vehicles [member] | Collectively evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	13,607	14,843
Allowance for loan and lease losses	272	318
Financial instruments not credit-impaired [member] | Individuals [Member] | Credit Card [Member] | Collectively evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	63,229	55,510
Allowance for loan and lease losses	1,429	1,543
Financial instruments not credit-impaired [member] | Individuals [Member] | Personal loan [Member] | Collectively evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	21,135	20,976
Allowance for loan and lease losses	4,067	4,454
Financial instruments not credit-impaired [member] | Individuals [Member] | Payroll loans [Member] | Collectively evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	42,949	43,205
Allowance for loan and lease losses	1,109	1,154
Financial instruments not credit-impaired [member] | Individuals [Member] | Mortgages [member] | Collectively evaluated [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations portfolio	39,391	37,850
Allowance for loan and lease losses	R$ 24	R$ 34